Debt and Interest Expense - Interest Expense Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Interest expense	[1],[2]	$ (183,831)	$ (142,520)	$ (109,272)
Third Parties [Member]
Debt Instrument [Line Items]
Long-term and short-term debt		(200,454)	(143,400)	(122,428)
Amortization of debt issuance costs and commitment fees		(9,110)	(7,970)	(7,509)
Capitalized interest		32,479	9,074	12,918
Interest expense		(177,085)	(142,296)	(117,019)
Affiliates [Member]
Debt Instrument [Line Items]
Interest expense	[3],[4]	(6,746)	(224)	7,747
Affiliates [Member] | APCWH Note Payable [Member]
Debt Instrument [Line Items]
Affiliate interest expense		(6,746)	(153)	0
Affiliates [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Debt Instrument [Line Items]
Affiliate interest expense	[5]	$ 0	$ (71)	$ 7,747

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[3]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[4]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).
[5]	See Note 3 for a discussion of the Deferred purchase price obligation - Anadarko.